Revenue - Narratives (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) t $ / lb
Revenue
Total	$ 18,576
Average provisional price per tonne | $ / lb	8,551
Copper
Revenue
Total	$ 17,929
Copper metal tonnes payable | t	2,330
Sliver
Revenue
Total	$ 647